Prepaid Expenses and Other Current Assets - Additional Information (Detail)	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Prepaid Expense And Other Assets Current [Abstract]
Maximum percentage of prepaid expenses and other current assets (in hundredths)	5.00%	5.00%	5.00%